UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2015


[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA INCOME STOCK FUND]

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       SEMIANNUAL REPORT
       USAA INCOME STOCK FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JANUARY 31, 2015

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

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PRESIDENT'S MESSAGE

"...WE BELIEVE THAT IT IS IMPORTANT FOR INVESTORS
TO FOCUS LESS ON WHAT'S HAPPENING DAY-TO-DAY IN     [PHOTO OF BROOKS ENGLEHARDT]
THE FINANCIAL MARKETS AND MORE ON THEIR OWN
FINANCIAL WELL-BEING."

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MARCH 2015

The United States was the place to be during the six-month reporting period ended January 31, 2015. Those investors who concentrated their investments in U.S. stocks and/or longer-term U.S. Treasury securities were fortuitously positioned, as these asset classes generally outperformed all other market segments. U.S. equities recorded strong gains, surpassing developed equities markets and emerging markets equities, both of which declined during the reporting period. Among U.S. stocks, growth-oriented names outperformed their value counterparts, while mid-cap stocks outpaced small-cap and large-cap stocks. Meanwhile, yields on longer-term U.S. Treasuries trended down, driving up bond prices. (Bond prices move in the opposite direction of interest rates.) Though yields were near historic lows during the period, they still remained the highest among developed nations. U.S. Treasuries also benefited from their perceived status as high-quality, safe-haven investments.

What circumstances produced these results? At USAA Investments, we believe a series of interconnected factors were at work, all of which were still in place at the end of the reporting period. These factors include:

o SLOWING INTERNATIONAL GROWTH. U.S. economic conditions improved during the reporting period, but most other countries struggled with economic weakness. The economy of continental Europe was stagnant, with some countries falling into recession, while Japan's government continued to attempt to jumpstart its sluggish economy. China's economy weakened, growing at its slowest pace in more than 24 years. At the same time, a sharp drop in commodities and energy prices weighed on emerging markets economies. Although economic divergence is likely to continue for a time, we do not believe it is likely to endure over the long term. We believe that eventually, either the global economy will rebound or else global economic weakness will dampen U.S. economic growth.

o DIVERGENT MONETARY POLICIES. Reflecting the disparity between international and U.S. economic growth, the monetary policies of the world's central banks diverged. In the United States, the Federal Reserve ended its quantitative easing asset purchases and signaled its willingness--should the data support

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

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   it--to raise short-term interest rates. Elsewhere, central banks continued
   to cut rates and increase monetary stimulus to support their faltering economies.

o STRONGER U.S. DOLLAR. The divergence in monetary policies, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. During the reporting period, the U.S. dollar strengthened, appreciating significantly compared to most other global currencies. In response, some countries devalued their currencies as an attempt to make their exports cheaper to foreign buyers, and therefore to boost economic growth.

o DECREASING INFLATION. Slowing international growth, divergent global monetary policies, and currency movements combined to reduce inflation expectations. The drop in energy prices was a prime example. Oil prices fell nearly 50% during 2014. Lower oil prices do have some advantages--automobile owners have more money to spend on other things--but extended periods of low inflation can lead to economic stagnation, cause consumers to postpone spending, and put pressure on corporate profit margins.

In this economic environment we believe that it is important for investors to focus less on what's happening day-to-day in the financial markets and more on their own financial well-being. As I write to you, tax season is upon us. You may be preparing to make contributions to your IRA. You may also consider setting near term goals, such as reviewing your investment strategy to make sure it still suits your objectives, time horizon, and tolerance for risk. If you'd like assistance, please call one of our financial advisors. They would be happy to help.

Looking ahead, it is too soon to identify a dominant market trend for 2015. However, we believe investors are likely to focus on higher asset quality as long as the financial markets continue to grapple with the implications of slowing global growth, divergent monetary policy, a stronger U.S. dollar, and lower oil prices. On behalf of everyone here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENDGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging Market countries are less diverse and mature than other countries and tend to be politically less stable. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                               1

MANAGERS' COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

    Portfolio of Investments                                                11

    Notes to Portfolio of Investments                                       19

    Financial Statements                                                    20

    Notes to Financial Statements                                           23

EXPENSE EXAMPLE                                                             38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

203451-0315

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

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FUND OBJECTIVE

THE USAA INCOME STOCK FUND (THE FUND) SEEKS CURRENT INCOME WITH THE PROSPECT OF INCREASING DIVIDEND INCOME AND THE POTENTIAL FOR CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of the assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends. This 80% policy may be changed upon at least 60 days' written notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company                    Epoch Investment Partners, Inc.

   STEPHAN KLAFFKE, CFA                             ERIC SAPPENFIELD
   JOHN P. TOOHEY, CFA                              MICHAEL A. WELHOELTER, CFA
   WASIF A. LATIF*                                  JOHN TOBIN, CFA
                                                    KERA VAN VALEN, CFA
                                                    WILLIAM W. PRIEST, CFA

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o   PLEASE REVIEW MARKET CONDITIONS OVER THE REPORTING PERIOD.

    Stocks finished moderately higher for the six-month reporting period ended January 31, 2015, but with considerable volatility along the way. As the period opened, geopolitical risks were at the forefront, with the Russia-Ukraine conflict ongoing, the Israeli military launching actions in Gaza, and the unrest in the Middle East. On the economic front, fears of outright deflation in major regions, most notably Europe and Japan, were added to concerns over the impact on global growth of China's efforts to reform and restructure its economy. The United States stood as the principal bright spot globally, as incoming data confirmed that the previous winter's lull in economic activity had been largely weather-driven. With inflation subdued and employment remaining below historical norms, the Federal Reserve (the Fed) indicated it was in no rush to raise short-term interest rates, however, should the data support it, further supporting the domestic growth outlook.

    Market jitters over increasing signs of possible deflation globally and speculation over the impact on the Fed's interest rate policies of improving U.S. employment statistics caused stocks to dip in October 2014, before resuming their upward trend. The biggest story late in the period was a collapse in oil prices, based on the outlook for weakened global demand

    * Effective December 1, 2014, Wasif A. Latif is no longer a portfolio manager of the Fund.

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2  | USAA INCOME STOCK FUND

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    and continued strong supply. Russia, highly dependent on oil revenues and already laboring under sanctions imposed in response to events in Ukraine, saw the ruble dive in relation to other key currencies, adding to geopolitical uncertainty. Against this backdrop, investors favored U.S. dollar-denominated assets, helping to keep U.S. interest rates low. Energy-related stocks suffered significant declines, while other areas of the market benefited from the anticipated positive impact of lower energy prices on U.S. consumers. Utilities, real estate investment trusts (REITs), and other dividend-oriented stocks continued to benefit from the investors' search for yield.

o HOW DID THE USAA INCOME STOCK FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Institutional Shares. For the six-month reporting period ended January 31, 2015, the Fund Shares and Institutional Shares had total returns of 2.57% and 2.61%, respectively. This compares to returns of 2.33% for the Russell 1000(R) Value Index (the Index) and 2.17% for the Lipper Equity Income Funds Index.

    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Epoch Investment Partners, Inc. (Epoch) is a subadviser to the Fund. The investment adviser and the subadviser each provide day-to-day discretionary management for a portion of the Fund's assets.

o HOW DID USAA ASSET MANAGEMENT COMPANY'S PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

    For the six-month reporting period ended January 31, 2015, the portion of the Fund managed by USAA Asset Management Company modestly

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    lagged the Index. Stock selection within the financials, industrials, and energy sectors detracted from relative performance. Overweighting and stock selection within the technology sector was the largest positive contributor to relative return.

    The leading positive contributor to the Fund's relative performance came from within the information technology sector. Contributors to positive performance included semiconductor manufacturer Texas Instruments Inc.; information technology firm Hewlett-Packard Co.; pharmaceutical companies AbbVie, Inc.; and Novartis AG ADR. The leading detractors for the period included offshore drilling services firm Transocean Ltd., whose stock suffered from investor concerns over the negative impact on day rates of the abundance supply of new offshore rigs coming online, and falling energy prices. Industrial manufacturer Eaton Corp. plc lagged meaningfully on investor concerns about softening global economies. Natural resource firm Freeport-McMoRan, Inc. detracted from performance, as falling energy and copper prices negatively impacted the company.

o   HOW DID EPOCH'S PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

    The portion of the Fund managed by Epoch provided positive absolute returns and strong performance relative to the Index. Returns were helped the most by the Fund's holdings in the utilities and consumer staples sectors. Relative returns also were helped by stock selection in the energy sector and by having less exposure to that sector than the Index. An underweight position in health care detracted modestly from performance.

    Leading individual contributors to performance included U.S.-based tobacco producer Altria Group, Inc. (Altria). Altria has continued to drive earnings growth with strong cigarette pricing offsetting volume pressures and disciplined cost controls. The fundamentals of the business

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4  | USAA INCOME STOCK FUND

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    allow Altria to generate strong cash flows and consistently return cash to shareholders through a combination of growing dividends and share repurchases. Wisconsin Energy Corp., a utility company that supplies electricity and natural gas to customers in Wisconsin and Michigan, was another significant contributor to performance. With a pending acquisition, it will expand its services into Illinois and Minnesota. The company reported better-than-expected third-quarter results and announced an increase in its quarterly dividend. Health Care REIT, Inc. is a real estate investment trust in the senior housing and health care sector. During the quarter, the company announced strong results, increased forward guidance, and raised its quarterly dividend in line with cash flow growth.

    On the downside, Australian mining company BHP Billiton Ltd. ADR (BHP) traded lower in late 2014 following the general trend in commodity prices. Despite weakness for key commodities such as iron ore, copper, coal, and oil, BHP's low-cost base, cost-cutting programs, lower capital spending plans, and higher production volumes should support free cash flow generation going forward. ONEOK, Inc., the sole general partner of natural gas master limited partnership ONEOK Partners, LP, also lagged, as did ConocoPhillips, which explores, produces, and markets crude oil, natural gas, and liquid natural gas globally. The stock price for each company was affected by the substantial decline in energy prices during the period.

    Thank you for your continued investment in the Fund.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Investing in REITs has some of the same risks associated with the direct ownership of real estate. o Dividends are not guaranteed. In any year, dividends may be higher, lower, or not paid at all.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA INCOME STOCK FUND SHARES (FUND SHARES) (Ticker Symbol: USISX)

--------------------------------------------------------------------------------
                                            1/31/15                 7/31/14
--------------------------------------------------------------------------------
Net Assets                                $1.6 Billion           $1.6 Billion
Net Asset Value Per Share                    $17.55                  $17.72

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
    7/31/14 - 1/31/15*          1 YEAR            5 YEARS          10 YEARS
          2.57%                 11.56%            13.98%             5.73%

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
          1 YEAR                      5 YEARS                      10 YEARS
          11.85%                      14.14%                         5.87%


--------------------------------------------------------------------------------
                             EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------

                                         0.80%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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6  | USAA INCOME STOCK FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                       LIPPER EQUITY        USAA INCOME
                   RUSSELL 1000        INCOME FUNDS         STOCK FUND
                   VALUE INDEX            INDEX               SHARES
 1/31/2005          $10,000.00          $10,000.00           $10,000.00
 2/28/2005           10,331.42           10,295.16            10,343.98
 3/31/2005           10,189.65           10,136.24            10,111.60
 4/30/2005           10,007.16            9,950.37             9,858.19
 5/31/2005           10,248.05           10,184.88            10,241.39
 6/30/2005           10,360.25           10,271.76            10,436.59
 7/31/2005           10,660.00           10,601.88            10,778.06
 8/31/2005           10,613.64           10,540.72            10,641.47
 9/30/2005           10,762.66           10,623.67            10,721.37
10/31/2005           10,489.31           10,415.07            10,471.89
11/30/2005           10,834.12           10,724.40            10,771.26
12/31/2005           10,898.84           10,775.17            10,825.81
 1/31/2006           11,322.13           11,112.38            11,246.02
 2/28/2006           11,391.24           11,162.57            11,295.88
 3/31/2006           11,545.56           11,300.82            11,398.75
 4/30/2006           11,838.96           11,550.52            11,613.28
 5/31/2006           11,539.90           11,254.33            11,248.57
 6/30/2006           11,613.72           11,294.06            11,314.67
 7/31/2006           11,895.98           11,440.87            11,573.29
 8/31/2006           12,095.09           11,660.71            11,788.81
 9/30/2006           12,336.19           11,907.70            12,073.98
10/31/2006           12,739.99           12,288.12            12,420.19
11/30/2006           13,030.83           12,527.21            12,614.93
12/31/2006           13,323.33           12,758.01            12,883.61
 1/31/2007           13,493.72           12,929.51            13,059.16
 2/28/2007           13,283.36           12,782.00            12,769.13
 3/31/2007           13,488.72           12,925.37            12,908.23
 4/30/2007           13,987.17           13,463.66            13,391.14
 5/31/2007           14,491.68           13,943.68            13,858.72
 6/30/2007           14,153.06           13,711.52            13,522.92
 7/31/2007           13,498.57           13,185.35            12,814.83
 8/31/2007           13,649.83           13,328.52            12,961.07
 9/30/2007           14,118.67           13,721.06            13,322.11
10/31/2007           14,120.23           13,869.52            13,283.45
11/30/2007           13,430.12           13,257.97            12,572.11
12/31/2007           13,300.25           13,137.82            12,457.68
 1/31/2008           12,767.53           12,539.92            11,972.43
 2/29/2008           12,232.60           12,132.40            11,436.97
 3/31/2008           12,140.62           12,011.07            11,279.55
 4/30/2008           12,732.43           12,556.07            11,792.64
 5/31/2008           12,712.22           12,668.34            11,750.58
 6/30/2008           11,495.39           11,531.04            10,631.69
 7/31/2008           11,453.89           11,443.54            10,597.86
 8/31/2008           11,648.47           11,567.48            10,792.39
 9/30/2008           10,792.64           10,653.62            10,092.58
10/31/2008            8,924.30            8,914.56             8,365.10
11/30/2008            8,284.35            8,316.38             7,846.01
12/31/2008            8,399.34            8,486.59             8,019.71
 1/31/2009            7,433.50            7,720.39             7,222.03
 2/28/2009            6,440.31            6,870.59             6,321.42
 3/31/2009            6,990.97            7,432.40             6,778.69
 4/30/2009            7,740.35            8,136.42             7,365.89
 5/31/2009            8,218.98            8,616.85             7,737.21
 6/30/2009            8,158.28            8,599.65             7,686.76
 7/31/2009            8,826.05            9,253.19             8,259.37
 8/31/2009            9,287.70            9,665.83             8,606.40
 9/30/2009            9,646.54            9,954.97             8,874.68
10/31/2009            9,351.31            9,793.54             8,709.21
11/30/2009            9,878.38           10,313.45             9,170.79
12/31/2009           10,053.19           10,510.95             9,347.46
 1/31/2010            9,770.46           10,174.80             9,076.39
 2/28/2010           10,078.86           10,448.04             9,321.23
 3/31/2010           10,735.00           11,039.72             9,865.65
 4/30/2010           11,012.77           11,183.28             9,988.43
 5/31/2010           10,107.57           10,342.50             9,172.87
 6/30/2010            9,538.57            9,834.81             8,650.97
 7/31/2010           10,184.31           10,532.13             9,231.22
 8/31/2010            9,748.53           10,123.81             8,888.35
 9/30/2010           10,504.85           10,933.99             9,660.02
10/31/2010           10,820.06           11,260.71            10,056.64
11/30/2010           10,762.80           11,208.69             9,968.50
12/31/2010           11,612.04           11,986.38            10,565.40
 1/31/2011           11,874.71           12,248.66            10,883.69
 2/28/2011           12,312.71           12,648.42            11,334.60
 3/31/2011           12,361.61           12,687.88            11,334.88
 4/30/2011           12,690.78           13,097.84            11,769.13
 5/31/2011           12,556.70           12,978.37            11,636.20
 6/30/2011           12,299.24           12,753.52            11,460.97
 7/31/2011           11,891.29           12,381.33            11,132.24
 8/31/2011           11,149.20           11,752.39            10,492.56
 9/30/2011           10,306.61           10,963.39             9,805.53
10/31/2011           11,486.64           12,058.49            10,821.74
11/30/2011           11,427.10           12,082.48            10,857.40
12/31/2011           11,657.38           12,305.01            10,964.41
 1/31/2012           12,098.38           12,696.89            11,358.24
 2/29/2012           12,580.66           13,152.13            11,823.66
 3/31/2012           12,953.60           13,447.27            12,159.43
 4/30/2012           12,821.51           13,397.94            12,051.67
 5/31/2012           12,069.64           12,632.75            11,369.16
 6/30/2012           12,668.90           13,162.75            11,841.63
 7/31/2012           12,800.01           13,378.06            11,949.78
 8/31/2012           13,077.92           13,598.57            12,184.09
 9/30/2012           13,493.05           13,899.29            12,407.60
10/31/2012           13,426.81           13,810.46            12,235.77
11/30/2012           13,421.23           13,836.00            12,262.90
12/31/2012           13,698.44           13,990.56            12,356.70
 1/31/2013           14,588.79           14,741.80            13,047.22
 2/28/2013           14,798.19           14,907.94            13,201.68
 3/31/2013           15,384.44           15,471.65            13,702.14
 4/30/2013           15,617.08           15,828.50            14,067.05
 5/31/2013           16,017.90           16,034.68            14,377.22
 6/30/2013           15,876.72           15,863.59            14,209.58
 7/31/2013           16,733.96           16,593.80            14,924.19
 8/31/2013           16,099.13           16,077.25            14,456.95
 9/30/2013           16,502.43           16,523.49            14,834.42
10/31/2013           17,225.12           17,199.39            15,514.99
11/30/2013           17,705.67           17,595.33            15,818.48
12/31/2013           18,154.10           18,005.79            16,188.45
 1/31/2014           17,509.36           17,318.17            15,650.09
 2/28/2014           18,266.52           18,044.04            16,188.45
 3/31/2014           18,702.60           18,373.38            16,580.26
 4/30/2014           18,880.33           18,557.94            16,780.83
 5/31/2014           19,156.84           18,879.81            17,029.15
 6/30/2014           19,657.23           19,304.88            17,435.84
 7/31/2014           19,322.24           18,886.18            17,022.76
 8/31/2014           20,032.43           19,529.49            17,647.19
 9/30/2014           19,619.20           19,184.50            17,330.76
10/31/2014           20,059.96           19,550.10            17,697.86
11/30/2014           20,470.70           19,984.78            18,142.24
12/31/2014           20,596.27           19,931.12            18,106.42
 1/31/2015           19,772.96           19,295.11            17,459.77

                                   [END CHART]

                          Data from 1/31/05 to 1/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund Shares to the following benchmarks:

o The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

o The unmanaged Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA INCOME STOCK FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIISX)

--------------------------------------------------------------------------------
                                          1/31/15                   7/31/14
--------------------------------------------------------------------------------
Net Assets                             $1.1 Billion               $1.0 Billion
Net Asset Value Per Share                 $17.54                     $17.71

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
 7/31/14 - 1/31/15*       1 YEAR          5 YEARS       SINCE INCEPTION 8/01/08
       2.61%              11.71%          14.16%                 8.20%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                  5 YEARS                     SINCE INCEPTION 8/01/08
    11.93%                  14.28%                               8.92%


--------------------------------------------------------------------------------
                           EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------

                                       0.73%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

8  | USAA INCOME STOCK FUND

================================================================================

                    o CUMULATIVE PERFORMANCE COMPARISON o

                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                        LIPPER EQUITY        USAA INCOME
                   RUSSELL 1000         INCOME FUNDS         STOCK FUND
                   VALUE INDEX             INDEX        INSTITUTIONAL SHARES
 7/31/2008          $10,000.00          $10,000.00           $10,000.00
 8/31/2008           10,169.88           10,108.31            10,208.00
 9/30/2008            9,422.68            9,309.73             9,549.79
10/31/2008            7,791.50            7,790.03             7,915.22
11/30/2008            7,232.78            7,267.31             7,424.04
12/31/2008            7,333.17            7,416.05             7,586.24
 1/31/2009            6,489.93            6,746.50             6,838.98
 2/28/2009            5,622.81            6,003.90             5,986.14
 3/31/2009            6,103.58            6,494.84             6,424.15
 4/30/2009            6,757.83            7,110.06             6,972.46
 5/31/2009            7,175.71            7,529.88             7,332.54
 6/30/2009            7,122.72            7,514.85             7,281.29
 7/31/2009            7,705.72            8,085.95             7,832.53
 8/31/2009            8,108.77            8,446.54             8,153.40
 9/30/2009            8,422.06            8,699.21             8,412.89
10/31/2009            8,164.31            8,558.14             8,264.14
11/30/2009            8,624.47            9,012.47             8,702.14
12/31/2009            8,777.09            9,185.06             8,872.16
 1/31/2010            8,530.25            8,891.31             8,606.58
 2/28/2010            8,799.51            9,130.08             8,847.27
 3/31/2010            9,372.36            9,647.12             9,360.58
 4/30/2010            9,614.87            9,772.58             9,477.17
 5/31/2010            8,824.57            9,037.86             8,702.68
 6/30/2010            8,327.80            8,594.20             8,211.94
 7/31/2010            8,891.57            9,203.56             8,763.31
 8/31/2010            8,511.11            8,846.75             8,437.50
 9/30/2010            9,171.43            9,554.73             9,176.45
10/31/2010            9,446.62            9,840.24             9,553.57
11/30/2010            9,396.63            9,794.78             9,478.14
12/31/2010           10,138.07           10,474.37            10,040.92
 1/31/2011           10,367.40           10,703.56            10,343.66
 2/28/2011           10,749.80           11,052.90            10,772.54
 3/31/2011           10,792.50           11,087.38            10,778.44
 4/30/2011           11,079.88           11,445.63            11,191.70
 5/31/2011           10,962.82           11,341.23            11,065.19
 6/30/2011           10,738.04           11,144.74            10,913.10
 7/31/2011           10,381.87           10,819.50            10,591.63
 8/31/2011            9,733.98           10,269.90             9,990.99
 9/30/2011            8,998.35            9,580.43             9,341.93
10/31/2011           10,028.59           10,537.38            10,301.60
11/30/2011            9,976.61           10,558.35            10,335.57
12/31/2011           10,177.66           10,752.80            10,441.32
 1/31/2012           10,562.68           11,095.25            10,816.66
 2/29/2012           10,983.74           11,493.07            11,268.78
 3/31/2012           11,309.35           11,750.97            11,584.37
 4/30/2012           11,194.02           11,707.87            11,481.63
 5/31/2012           10,537.59           11,039.21            10,839.48
 6/30/2012           11,060.78           11,502.35            11,293.95
 7/31/2012           11,175.25           11,690.49            11,388.49
 8/31/2012           11,417.89           11,883.19            11,611.96
 9/30/2012           11,780.32           12,145.97            11,828.64
10/31/2012           11,722.49           12,068.35            11,673.34
11/30/2012           11,717.62           12,090.67            11,699.22
12/31/2012           11,959.64           12,225.73            11,786.92
 1/31/2013           12,736.97           12,882.21            12,446.09
 2/28/2013           12,919.80           13,027.39            12,593.54
 3/31/2013           13,431.63           13,519.99            13,074.51
 4/30/2013           13,634.74           13,831.83            13,414.22
 5/31/2013           13,984.68           14,012.00            13,719.09
 6/30/2013           13,861.42           13,862.49            13,562.04
 7/31/2013           14,609.85           14,500.59            14,244.52
 8/31/2013           14,055.60           14,049.20            13,798.29
 9/30/2013           14,407.70           14,439.15            14,153.78
10/31/2013           15,038.66           15,029.79            14,812.71
11/30/2013           15,458.21           15,375.78            15,102.64
12/31/2013           15,849.72           15,734.46            15,450.25
 1/31/2014           15,286.83           15,133.58            14,935.84
 2/28/2014           15,947.87           15,767.89            15,450.25
 3/31/2014           16,328.60           16,055.68            15,826.55
 4/30/2014           16,483.77           16,216.96            16,018.22
 5/31/2014           16,725.18           16,498.23            16,264.65
 6/30/2014           17,162.05           16,869.68            16,655.87
 7/31/2014           16,869.59           16,503.80            16,261.05
 8/31/2014           17,489.63           17,065.96            16,857.87
 9/30/2014           17,128.86           16,764.48            16,549.32
10/31/2014           17,513.67           17,083.97            16,909.48
11/30/2014           17,872.27           17,463.82            17,334.30
12/31/2014           17,981.90           17,416.93            17,293.89
 1/31/2015           17,263.10           16,861.15            16,685.08

                                   [END CHART]

                         Data from 7/31/08 to 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund Institutional Shares to the Fund's benchmarks listed above (see page 7 for benchmark definitions).

*The performance of the Russell 1000 Value Index and the Lipper Equity Income Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                             o TOP 10 HOLDINGS - 1/31/15 o
                                   (% of Net Assets)

AbbVie, Inc. .............................................................  3.0%
Johnson & Johnson ........................................................  2.3%
Microsoft Corp. ..........................................................  2.0%
General Electric Co. .....................................................  1.9%
Merck & Co., Inc. ........................................................  1.9%
Intel Corp. ..............................................................  1.9%
Eaton Corp. plc ..........................................................  1.9%
Pfizer, Inc. .............................................................  1.8%
Cisco Systems, Inc. ......................................................  1.7%
Occidental Petroleum Corp. ...............................................  1.6%

                         o ASSET ALLOCATION - 1/31/15 o

                         [PIE CHART OF ASSET ALLOCATION]

INDUSTRIALS                                                                15.2%
FINANCIALS                                                                 13.4%
INFORMATION TECHNOLOGY                                                     13.4%
CONSUMER STAPLES                                                           12.2%
HEALTH CARE                                                                11.9%
ENERGY                                                                      9.2%
UTILITIES                                                                   8.5%
CONSUMER DISCRETIONARY                                                      5.1%
MATERIALS                                                                   4.4%
TELECOMMUNICATION SERVICES                                                  4.3%
MONEY MARKET INSTRUMENTS                                                    2.4%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-18.

================================================================================

10  | USAA INCOME STOCK FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              COMMON STOCKS (97.6%)

              CONSUMER DISCRETIONARY (5.1%)
              -----------------------------
              ADVERTISING (0.4%)
    150,600   Omnicom Group, Inc.                                                      $     10,964
                                                                                       ------------
              AUTO PARTS & EQUIPMENT (0.4%)
    222,000   Johnson Controls, Inc.                                                         10,316
                                                                                       ------------
              AUTOMOBILE MANUFACTURERS (0.4%)
    804,000   Ford Motor Co.                                                                 11,827
                                                                                       ------------
              DEPARTMENT STORES (0.2%)
    116,600   Kohl's Corp.                                                                    6,963
                                                                                       ------------
              DISTRIBUTORS (0.5%)
    142,800   Genuine Parts Co.                                                              13,272
                                                                                       ------------
              HOME IMPROVEMENT RETAIL (0.6%)
    149,750   Home Depot, Inc.                                                               15,637
                                                                                       ------------
              HOTELS, RESORTS & CRUISE LINES (0.7%)
    448,489   Carnival Corp.                                                                 19,716
                                                                                       ------------
              LEISURE PRODUCTS (0.4%)
    420,550   Mattel, Inc.                                                                   11,313
                                                                                       ------------
              MOVIES & ENTERTAINMENT (0.6%)
    463,250   Regal Entertainment Group "A"                                                   9,802
    109,765   Time Warner, Inc.                                                               8,554
                                                                                       ------------
                                                                                             18,356
                                                                                       ------------
              RESTAURANTS (0.3%)
     85,640   McDonald's Corp.                                                                7,917
                                                                                       ------------
              SPECIALIZED CONSUMER SERVICES (0.6%)
    491,700   H&R Block, Inc.                                                                16,855
                                                                                       ------------
              Total Consumer Discretionary                                                  143,136
                                                                                       ------------
              CONSUMER STAPLES (12.2%)
              ------------------------
              BREWERS (0.6%)
    206,350   Molson Coors Brewing Co. "B"                                                   15,668
                                                                                       ------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              DRUG RETAIL (1.6%)
    172,425   CVS Health Corp.                                                         $     16,925
    381,100   Walgreens Boots Alliance, Inc.                                                 28,106
                                                                                       ------------
                                                                                             45,031
                                                                                       ------------
              FOOD DISTRIBUTORS (0.5%)
    354,400   Sysco Corp.                                                                    13,882
                                                                                       ------------
              HOUSEHOLD PRODUCTS (2.0%)
    112,625   Colgate-Palmolive Co.                                                           7,604
    191,549   Kimberly-Clark Corp.                                                           20,680
    321,200   Procter & Gamble Co.                                                           27,074
                                                                                       ------------
                                                                                             55,358
                                                                                       ------------
              HYPERMARKETS & SUPER CENTERS (0.8%)
    275,250   Wal-Mart Stores, Inc.                                                          23,391
                                                                                       ------------
              PACKAGED FOODS & MEAT (2.2%)
    286,500   Campbell Soup Co.                                                              13,105
     92,300   Hershey Co.                                                                     9,434
    267,300   Kraft Foods Group, Inc.                                                        17,465
    475,800   Unilever N.V.                                                                  20,635
                                                                                       ------------
                                                                                             60,639
                                                                                       ------------
              SOFT DRINKS (1.0%)
    264,700   Coca-Cola Co.                                                                  10,898
    256,850   Coca-Cola Enterprises, Inc.                                                    10,813
     83,569   PepsiCo, Inc.                                                                   7,837
                                                                                       ------------
                                                                                             29,548
                                                                                       ------------
              TOBACCO (3.5%)
    544,200   Altria Group, Inc.                                                             28,897
    276,895   Lorillard, Inc.                                                                18,167
    333,780   Philip Morris International, Inc.                                              26,783
    336,999   Reynolds American, Inc.                                                        22,899
                                                                                       ------------
                                                                                             96,746
                                                                                       ------------
              Total Consumer Staples                                                        340,263
                                                                                       ------------
              ENERGY (9.2%)
              -------------
              INTEGRATED OIL & GAS (4.8%)
    349,800   Chevron Corp.                                                                  35,865
     86,877   Exxon Mobil Corp.                                                               7,595
    581,650   Occidental Petroleum Corp.                                                     46,532
    714,869   Royal Dutch Shell plc ADR "A"                                                  43,929
                                                                                       ------------
                                                                                            133,921
                                                                                       ------------

================================================================================

12  | USAA INCOME STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              OIL & GAS DRILLING (0.4%)
    611,600   Transocean Ltd.                                                          $      9,969
                                                                                       ------------
              OIL & GAS EXPLORATION & PRODUCTION (1.4%)
    168,480   California Resources Corp.                                                        862
    470,402   ConocoPhillips                                                                 29,626
    336,500   Marathon Oil Corp.                                                              8,951
                                                                                       ------------
                                                                                             39,439
                                                                                       ------------
              OIL & GAS STORAGE & TRANSPORTATION (2.6%)
    266,450   Enterprise Products Partners, LP                                                9,176
    561,067   Kinder Morgan, Inc.                                                            23,032
    116,700   Markwest Energy Partners, LP                                                    6,877
    187,620   ONEOK Partners, LP                                                              7,756
    225,550   ONEOK, Inc.                                                                     9,931
    296,050   Spectra Energy Corp.                                                            9,900
    141,060   Targa Resources Partners, LP                                                    6,355
                                                                                       ------------
                                                                                             73,027
                                                                                       ------------
              Total Energy                                                                  256,356
                                                                                       ------------
              FINANCIALS (13.4%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
     36,570   BlackRock, Inc.                                                                12,452
    114,500   State Street Corp.                                                              8,188
                                                                                       ------------
                                                                                             20,640
                                                                                       ------------
              CONSUMER FINANCE (0.6%)
    231,900   Capital One Financial Corp.                                                    16,977
                                                                                       ------------
              DIVERSIFIED BANKS (4.6%)
    114,240   Commonwealth Bank of Australia ADR                                              7,899
    764,600   HSBC Holdings plc ADR                                                          34,957
    787,600   JPMorgan Chase & Co.                                                           42,830
    820,800   Wells Fargo & Co.                                                              42,616
                                                                                       ------------
                                                                                            128,302
                                                                                       ------------
              INSURANCE BROKERS (1.0%)
    392,700   Arthur J. Gallagher & Co.                                                      17,448
    218,570   Marsh & McLennan Companies, Inc.                                               11,752
                                                                                       ------------
                                                                                             29,200
                                                                                       ------------
              LIFE & HEALTH INSURANCE (1.2%)
    714,300   MetLife, Inc.                                                                  33,215
                                                                                       ------------
              REGIONAL BANKS (2.9%)
    724,100   BB&T Corp.                                                                     25,553
    389,800   Fifth Third Bancorp                                                             6,744

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
    546,000   KeyCorp                                                                  $      7,093
     84,450   M&T Bank Corp.                                                                  9,556
    364,700   PNC Financial Services Group, Inc.                                             30,832
                                                                                       ------------
                                                                                             79,778
                                                                                       ------------
              REITs - HEALTH CARE (0.7%)
    233,350   Health Care REIT, Inc.                                                         19,123
                                                                                       ------------
              REITs - SPECIALIZED (0.4%)
    270,795   Corrections Corp. of America                                                   10,648
                                                                                       ------------
              SPECIALIZED FINANCE (0.7%)
    223,780   CME Group, Inc.                                                                19,089
                                                                                       ------------
              THRIFTS & MORTGAGE FINANCE (0.6%)
  1,254,660   People's United Financial, Inc.                                                17,653
                                                                                       ------------
              Total Financials                                                              374,625
                                                                                       ------------
              HEALTH CARE (11.9%)
              -------------------
              HEALTH CARE EQUIPMENT (0.9%)
    364,680   Medtronic plc                                                                  26,038
                                                                                       ------------
              MANAGED HEALTH CARE (0.5%)
    126,236   UnitedHealth Group, Inc.                                                       13,413
                                                                                       ------------
              PHARMACEUTICALS (10.5%)
  1,365,950   AbbVie, Inc.                                                                   82,435
    646,200   Johnson & Johnson                                                              64,710
    878,450   Merck & Co., Inc.                                                              52,953
    353,100   Novartis AG ADR                                                                34,392
  1,649,620   Pfizer, Inc.                                                                   51,551
    154,100   Sanofi ADR                                                                      7,102
                                                                                       ------------
                                                                                            293,143
                                                                                       ------------
              Total Health Care                                                             332,594
                                                                                       ------------
              INDUSTRIALS (15.2%)
              -------------------
              AEROSPACE & DEFENSE (5.2%)
     67,040   Boeing Co.                                                                      9,746
    129,750   General Dynamics Corp.                                                         17,284
    129,750   Honeywell International, Inc.                                                  12,684
    127,140   Lockheed Martin Corp.                                                          23,949
    410,250   Raytheon Co.                                                                   41,046
    348,500   United Technologies Corp.                                                      40,001
                                                                                       ------------
                                                                                            144,710
                                                                                       ------------
              AIR FREIGHT & LOGISTICS (1.3%)
    371,020   United Parcel Service, Inc. "B"                                                36,672
                                                                                       ------------

================================================================================

14  | USAA INCOME STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              COMMERCIAL PRINTING (1.0%)
    276,900   Deluxe Corp.                                                             $     17,979
    541,600   R.R. Donnelley & Sons Co.                                                       8,920
                                                                                       ------------
                                                                                             26,899
                                                                                       ------------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
     83,200   Caterpillar, Inc.                                                               6,653
                                                                                       ------------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.4%)
    820,000   Eaton Corp. plc                                                                51,734
    267,300   Emerson Electric Co.                                                           15,220
                                                                                       ------------
                                                                                             66,954
                                                                                       ------------
              ENVIRONMENTAL & FACILITIES SERVICES (2.1%)
    952,150   Republic Services, Inc.                                                        37,781
    395,340   Waste Management, Inc.                                                         20,333
                                                                                       ------------
                                                                                             58,114
                                                                                       ------------
              INDUSTRIAL CONGLOMERATES (2.7%)
    131,500   3M Co.                                                                         21,342
  2,287,600   General Electric Co.                                                           54,651
                                                                                       ------------
                                                                                             75,993
                                                                                       ------------
              INDUSTRIAL MACHINERY (0.3%)
     84,000   Stanley Black & Decker, Inc.                                                    7,866
                                                                                       ------------
              Total Industrials                                                             423,861
                                                                                       ------------
              INFORMATION TECHNOLOGY (13.4%)
              ------------------------------
              COMMUNICATIONS EQUIPMENT (1.7%)
  1,742,300   Cisco Systems, Inc.                                                            45,936
                                                                                       ------------
              DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
    202,900   Automatic Data Processing, Inc.                                                16,745
    351,800   Paychex, Inc.                                                                  15,923
                                                                                       ------------
                                                                                             32,668
                                                                                       ------------
              SEMICONDUCTOR EQUIPMENT (0.4%)
    197,650   KLA-Tencor Corp.                                                               12,150
                                                                                       ------------
              SEMICONDUCTORS (4.1%)
  1,589,400   Intel Corp.                                                                    52,514
    135,850   Linear Technology Corp.                                                         6,105
    356,150   Microchip Technology, Inc.                                                     16,062
    752,400   Texas Instruments, Inc.                                                        40,216
                                                                                       ------------
                                                                                            114,897
                                                                                       ------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              SYSTEMS SOFTWARE (2.5%)
  1,375,550   Microsoft Corp.                                                          $     55,572
    324,800   Oracle Corp.                                                                   13,606
                                                                                       ------------
                                                                                             69,178
                                                                                       ------------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.5%)
    134,109   Apple, Inc.                                                                    15,712
  1,086,800   Hewlett-Packard Co.                                                            39,266
    765,630   Seagate Technology plc                                                         43,212
                                                                                       ------------
                                                                                             98,190
                                                                                       ------------
              Total Information Technology                                                  373,019
                                                                                       ------------
              MATERIALS (4.4%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
    104,400   LyondellBasell Industries N.V. "A"                                              8,257
                                                                                       ------------
              DIVERSIFIED CHEMICALS (0.9%)
    308,270   Dow Chemical Co.                                                               13,921
    157,600   E.I. du Pont de Nemours & Co.                                                  11,223
                                                                                       ------------
                                                                                             25,144
                                                                                       ------------
              DIVERSIFIED METALS & MINING (1.4%)
    148,030   BHP Billiton Ltd. ADR                                                           6,858
    387,000   Freeport-McMoRan, Inc.                                                          6,506
    592,645   Rio Tinto plc ADR                                                              26,153
                                                                                       ------------
                                                                                             39,517
                                                                                       ------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
    440,600   Potash Corp. of Saskatchewan, Inc.                                             16,100
                                                                                       ------------
              PAPER PACKAGING (0.7%)
    429,610   Bemis Co., Inc.                                                                19,032
                                                                                       ------------
              PAPER PRODUCTS (0.2%)
    131,600   International Paper Co.                                                         6,930
                                                                                       ------------
              SPECIALTY CHEMICALS (0.3%)
    178,500   RPM International, Inc.                                                         8,543
                                                                                       ------------
              Total Materials                                                               123,523
                                                                                       ------------
              TELECOMMUNICATION SERVICES (4.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.5%)
    518,097   AT&T, Inc.                                                                     17,056
    550,304   CenturyLink, Inc.                                                              20,455
    709,966   Verizon Communications, Inc.                                                   32,452
                                                                                       ------------
                                                                                             69,963
                                                                                       ------------

================================================================================

16  | USAA INCOME STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (1.8%)
    451,100   Rogers Communications, Inc. "B"                                            $   16,073
    980,850   Vodafone Group plc ADR                                                         34,457
                                                                                         ----------
                                                                                             50,530
                                                                                         ----------
              Total Telecommunication Services                                              120,493
                                                                                         ----------
              UTILITIES (8.5%)
              ----------------
              ELECTRIC UTILITIES (3.3%)
    269,940   Duke Energy Corp.                                                              23,522
    103,600   Entergy Corp.                                                                   9,066
    336,960   Northeast Utilities                                                            18,728
    512,870   PPL Corp.                                                                      18,207
    205,500   Southern Co.                                                                   10,423
    244,700   Weststar Energy, Inc.                                                          10,454
                                                                                         ----------
                                                                                             90,400
                                                                                         ----------
              GAS UTILITIES (0.3%)
    165,450   WGL Holdings, Inc.                                                              9,348
                                                                                         ----------
              MULTI-UTILITIES (4.9%)
    337,870   Ameren Corp.                                                                   15,299
    370,000   CenterPoint Energy, Inc.                                                        8,543
    421,450   CMS Energy Corp.                                                               15,901
    181,100   Dominion Resources, Inc.                                                       13,925
     94,800   National Grid plc ADR                                                           6,668
    498,050   NiSource, Inc.                                                                 21,545
    153,250   SCANA Corp.                                                                     9,773
    529,410   TECO Energy, Inc.                                                              11,292
    237,700   Vectren Corp.                                                                  11,391
    397,060   Wisconsin Energy Corp.                                                         22,144
                                                                                         ----------
                                                                                            136,481
                                                                                         ----------
              Total Utilities                                                               236,229
                                                                                         ----------
              Total Common Stocks (cost: $2,320,109)                                      2,724,099
                                                                                         ----------

              MONEY MARKET INSTRUMENTS (2.4%)

              MONEY MARKET FUNDS (2.4%)
 67,696,001   State Street Institutional Liquid Reserves Fund Premier Class,
                0.09%(a) (cost: $67,696)                                                     67,696
                                                                                         ----------

              TOTAL INVESTMENTS (COST: $2,387,805)                                       $2,791,795
                                                                                         ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)          (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES  OTHER SIGNIFICANT      SIGNIFICANT
                                   IN ACTIVE MARKETS         OBSERVABLE     UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS             INPUTS           INPUTS         TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $2,724,099                 $-               $-    $2,724,099

Money Market Instruments:
  Money Market Funds                          67,696                  -                -        67,696
------------------------------------------------------------------------------------------------------
Total                                     $2,791,795                 $-               $-    $2,791,795
------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through January 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

18  | USAA INCOME STOCK FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.1% of net assets at January 31, 2015.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT - Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at January 31, 2015.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,387,805)                       $2,791,795
   Receivables:
       Capital shares sold                                                                      969
       Dividends and interest                                                                 5,156
                                                                                         ----------
           Total assets                                                                   2,797,920
                                                                                         ----------
LIABILITIES
   Payables:
       Securities purchased                                                                   3,518
       Capital shares redeemed                                                                  766
   Accrued management fees                                                                    1,218
   Accrued transfer agent's fees                                                                 40
   Other accrued expenses and payables                                                          121
                                                                                         ----------
           Total liabilities                                                                  5,663
                                                                                         ----------
               Net assets applicable to capital shares outstanding                       $2,792,257
                                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                       $2,365,947
   Accumulated undistributed net investment income                                            5,030
   Accumulated net realized gain on investments                                              17,290
   Net unrealized appreciation of investments                                               403,990
                                                                                         ----------
               Net assets applicable to capital shares outstanding                       $2,792,257
                                                                                         ==========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $1,645,459/93,751
           shares outstanding)                                                           $    17.55
                                                                                         ==========
       Institutional Shares (net assets of $1,146,798/65,395
           shares outstanding)                                                           $    17.54
                                                                                         ==========

See accompanying notes to financial statements.

================================================================================

20  | USAA INCOME STOCK FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $355)                                        $45,336
   Interest                                                                                      20
                                                                                            -------
       Total income                                                                          45,356
                                                                                            -------
EXPENSES
   Management fees                                                                            7,042
   Administration and servicing fees:
       Fund Shares                                                                            1,267
       Institutional Shares                                                                     564
   Transfer agent's fees:
       Fund Shares                                                                              927
       Institutional Shares                                                                     564
   Custody and accounting fees:
       Fund Shares                                                                               91
       Institutional Shares                                                                      58
   Postage:
       Fund Shares                                                                               46
       Institutional Shares                                                                      27
   Shareholder reporting fees:
       Fund Shares                                                                               29
       Institutional Shares                                                                       7
   Trustees' fees                                                                                11
   Registration fees:
       Fund Shares                                                                               14
       Institutional Shares                                                                      14
   Professional fees                                                                             68
   Other                                                                                         23
                                                                                            -------
           Total expenses                                                                    10,752
   Expenses paid indirectly:
       Fund Shares                                                                               (5)
       Institutional Shares                                                                      (3)
                                                                                            -------
           Net expenses                                                                      10,744
                                                                                            -------
NET INVESTMENT INCOME                                                                        34,612
                                                                                            -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                                           30,863
       Foreign currency transactions                                                             (7)
   Change in net unrealized appreciation/depreciation                                         3,508
                                                                                            -------
           Net realized and unrealized gain                                                  34,364
                                                                                            -------
   Increase in net assets resulting from operations                                         $68,976
                                                                                            =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited), and year ended
July 31, 2014

---------------------------------------------------------------------------------------------------
                                                                     1/31/2015            7/31/2014
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $   34,612           $   71,623
   Net realized gain on investments                                     30,863              325,184
   Net realized gain (loss) on foreign currency transactions                (7)                   3
   Change in net unrealized appreciation/depreciation
       of investments                                                    3,508              (60,076)
                                                                    -------------------------------
   Increase in net assets resulting from operations                     68,976              336,734
                                                                    -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                     (20,246)             (40,859)
       Institutional Shares                                            (14,026)             (26,933)
                                                                    -------------------------------
           Total distributions of net investment income                (34,272)             (67,792)
                                                                    -------------------------------
   Net realized gains:
       Fund Shares                                                     (38,415)             (32,267)
       Institutional Shares                                            (26,651)             (21,393)
                                                                    -------------------------------
           Total distributions of net realized gains                   (65,066)             (53,660)
                                                                    -------------------------------
       Distributions to shareholders                                   (99,338)            (121,452)
                                                                    -------------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                          22,245               56,224
   Institutional Shares                                                123,226               71,803
                                                                    -------------------------------
       Total net increase in net assets
           from capital share transactions                             145,471              128,027
                                                                    -------------------------------
   Net increase in net assets                                          115,109              343,309

NET ASSETS
   Beginning of period                                               2,677,148            2,333,839
                                                                    -------------------------------
   End of period                                                    $2,792,257           $2,677,148
                                                                    ===============================
Accumulated undistributed net investment income:
   End of period                                                    $    5,030           $    4,690
                                                                    ===============================

See accompanying notes to financial statements.

================================================================================

22  | USAA INCOME STOCK FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek current income with the prospect of increasing dividend income and the potential for capital appreciation.

The Fund consists of two classes of shares: Income Stock Fund Shares (Fund Shares) and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund

================================================================================

24  | USAA INCOME STOCK FUND

================================================================================

          is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

          Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly

================================================================================

26  | USAA INCOME STOCK FUND

================================================================================

    transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

     the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

     1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

     2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period

================================================================================

28  | USAA INCOME STOCK FUND

================================================================================

    ended January 31, 2015, brokerage commission recapture credits reduced the expenses of the Fund Shares and Institutional Shares by $5,000 and $3,000, respectively. For the six-month period ended January 31, 2015 there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2015, the Fund paid CAPCO facility fees of $7,000, which represents 4.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2015.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2015, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2015, were $147,886,000 and $114,915,000, respectively.

As of January 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

30  | USAA INCOME STOCK FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31, 2015, were $492,461,000 and $88,471,000, respectively, resulting in net unrealized appreciation of $403,990,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                       SIX-MONTH
                                     PERIOD ENDED                        YEAR ENDED
                                   JANUARY 31, 2015                    JULY 31, 2014
-----------------------------------------------------------------------------------------
                                 SHARES           AMOUNT           SHARES         AMOUNT
                                 --------------------------------------------------------
FUND SHARES:
Shares sold                       3,588          $ 64,865          10,627       $ 180,975
Shares issued from
 reinvested dividends             3,112            56,359           4,115          69,923
Shares redeemed                  (5,482)          (98,979)        (11,418)       (194,674)
                                 --------------------------------------------------------
Net increase from
 capital share transactions       1,218          $ 22,245           3,324       $  56,224
                                 ========================================================
INSTITUTIONAL SHARES:
Shares sold                       9,240          $166,685          11,382       $ 190,800
Shares issued from
 reinvested dividends             2,249            40,670           2,847          48,323
Shares redeemed                  (4,645)          (84,129)         (9,754)       (167,320)
                                 --------------------------------------------------------
Net increase from capital
 share transactions               6,844          $123,226           4,475       $  71,803
                                 ========================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of portion of the Fund's assets, subject to the authority of and supervision

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Equity Income Funds Index over the performance period. The Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds in the Lipper Equity Income Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                                    ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                                 (IN BASIS POINTS)(1)
    ---------------------------------------------------------------------------
    +/- 100 to 400                                       +/- 4
    +/- 401 to 700                                       +/- 5
    +/- 701 and greater                                  +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

32  | USAA INCOME STOCK FUND

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $7,042,000. For the six-month period ended January 31, 2015, the Fund did not incur any performance adjustments.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an investment subadvisory agreement with Epoch Investment Partners, Inc. (Epoch), under which Epoch directs the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Epoch a subadvisory fee in the annual amount of 0.30% of the Fund's average net assets for the first $600 million of assets that Epoch manages, plus 0.20% on the next $900 million of assets, and 0.18% on assets over $1.5 billion that Epoch manages. For the six-month period ended January 31, 2015, the Manager incurred subadvisory fees, paid or payable to Epoch of 1,684,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2015, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,267,000 and $564,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2015, the Fund reimbursed the Manager $44,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2015, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $927,000 and $564,000, respectively.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of

================================================================================

34  | USAA INCOME STOCK FUND

================================================================================

January 31, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                     0.1
USAA Cornerstone Equity Fund                                           0.3
USAA Target Retirement Income Fund                                     0.7
USAA Target Retirement 2020 Fund                                       1.7
USAA Target Retirement 2030 Fund                                       4.3
USAA Target Retirement 2040 Fund                                       5.4
USAA Target Retirement 2050 Fund                                       3.1
USAA Target Retirement 2060 Fund                                       0.2

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                      YEAR ENDED JULY 31,
                             --------------------------------------------------------------------------------
                                   2015          2014          2013          2012          2011          2010
                             --------------------------------------------------------------------------------
Net asset value at
 beginning of period         $    17.72    $    16.29    $    13.26    $    12.53     $   10.50    $     9.53
                             --------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income              .22           .47           .24           .18           .13           .13
 Net realized and
  unrealized gain                   .25          1.77          3.03           .73          2.03           .98
                             --------------------------------------------------------------------------------
Total from investment
 operations                         .47          2.24          3.27           .91          2.16          1.11
                             --------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.22)         (.45)         (.24)         (.18)         (.13)         (.14)
 Realized capital gains            (.42)         (.36)            -             -             -             -
                             --------------------------------------------------------------------------------
Total distributions                (.64)         (.81)         (.24)         (.18)         (.13)         (.14)
                             --------------------------------------------------------------------------------
Net asset value at
 end of period               $    17.55    $    17.72    $    16.29    $    13.26     $    12.53   $    10.50
                             ================================================================================
Total return (%)*                  2.57         14.06         24.89          7.34          20.59        11.65(b)
Net assets at
 end of period (000)         $1,645,459    $1,640,134    $1,453,425    $1,680,648     $1,440,420   $1,228,596
Ratios to average
  net assets:**
 Expenses (%)(a)                    .79(d)        .80           .85           .85            .84          .84(b)
 Net investment
  income (%)                       2.43(d)       2.77          1.67          1.43           1.08         1.26
Portfolio turnover (%)                4            57            64            42             38(c)       107

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $1,675,760,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $233,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratio by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(c) Reflects decreased trading activity due to market volatility.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

36  | USAA INCOME STOCK FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                                JANUARY 31,                         YEAR ENDED JULY 31,
                             --------------------------------------------------------------------------------
                                   2015          2014          2013          2012          2011          2010
                             --------------------------------------------------------------------------------
Net asset value at
 beginning of period         $    17.71    $    16.28    $    13.25       $ 12.52      $  10.49       $  9.52
                             --------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income              .22           .49           .26           .20           .16           .16
 Net realized and
  unrealized gain                   .26          1.76          3.03           .73          2.02           .97
                             --------------------------------------------------------------------------------
Total from investment
 operations                         .48          2.25          3.29           .93          2.18          1.13
                             --------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.23)         (.46)         (.26)         (.20)         (.15)         (.16)
 Realized capital gains            (.42)         (.36)            -             -             -             -
                             --------------------------------------------------------------------------------
Total distributions                (.65)         (.82)         (.26)         (.20)         (.15)         (.16)
                             --------------------------------------------------------------------------------
Net asset value at
 end of period               $    17.54    $    17.71      $  16.28       $ 13.25      $  12.52       $ 10.49
                             ================================================================================
Total return (%)*                  2.61         14.16         25.08          7.52         20.86         11.88
Net assets at
 end of period (000)         $1,146,798    $1,037,014      $880,414       $249,551     $144,236       $87,983
Ratios to average
 net assets:**
 Expenses (%)(a)                    .73(d)        .73           .73            .71          .61           .62
 Expenses, excluding
  reimbursements (%)                .73(d)        .73(a)        .73(a)         .71(a)       .61(a),(b)    .62(a),(b)
 Net investment income (%)         2.49          2.85          1.83           1.56         1.29          1.37
Portfolio turnover (%)                4            57            64             42           38(c)        107

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $1,119,387,000.
(a) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to .62% of the Institutional Shares' average net assets.
(c) Reflects decreased trading activity due to market volatility.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

EXPENSE EXAMPLE

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2014, through January 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in

================================================================================

38  | USAA INCOME STOCK FUND

================================================================================

the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                        BEGINNING             ENDING             DURING PERIOD*
                                      ACCOUNT VALUE        ACCOUNT VALUE         AUGUST 1, 2014 -
                                      AUGUST 1, 2014      JANUARY 31, 2015      JANUARY 31, 2015
                                      -----------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00              $1,025.70               $4.03

Hypothetical
 (5% return before expenses)             1,000.00               1,021.22                4.02

INSTITUTIONAL SHARES
Actual                                   1,000.00               1,026.10                3.73

Hypothetical
 (5% return before expenses)             1,000.00               1,021.53                3.72

*Expenses are equal to the annualized expense ratio of 0.79% for Fund Shares and 0.73% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.57% for Fund Shares and 2.61% for Institutional Shares for the six-month period of August 1, 2014, through January 31, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     One Lincoln Street
                                     Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT usaa.com                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]                                        [LOGO OF RECYCLE PAPER]
       USAA         We know what it means to serve.(R)             10%

   =============================================================================
   23422-0315                                (C)2015, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance  Committee   selects and nominates  candidates for
membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified
in fund disclosure  documents or as received by   AMCO or  a fund officer.  Any
recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise;
affiliations;  experience   relating to  serving on the  Board; and references.
The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.











                                    SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/30/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      03/30/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.